Long Term Bank Loans (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Long Term Bank Loans (Details) [Line Items]
Total interest on long-term bank loans		$ 90,074	$ 52,389
REIT Construction [Member]
Long Term Bank Loans (Details) [Line Items]
Line of credit facility borrowing	$ 700,000			¥ 5
Long term debt, description	The loan bore a fixed interest rate of 9.72% per annum. REIT Construction was required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan was guaranteed by the Company’s Chief Executive Officer and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) in fiscal year 2020 and the loan was repaid in August 2021.